Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
NOTE 18 — Net Loss Per Share
Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class
method required for participating securities. Under the
two-class
method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.
The Company considers its preferred stock to be participating securities. As of March 31, 2022, the Company had 1,625 outstanding shares of common stock that are in escrow and subject to earn-out
conditions and thus forfeiture, which do not meet the criteria for participating securities (see Note 12 — Stockholders’ Equity for additional information). Net loss is attributed to common stockholders and participating securities based on their participation rights. Net loss is not attributed to the preferred stock as the holders of the preferred stock do not have a contractual obligation to share in any losses.
Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of non-participating
shares of common stock that are subject to forfeiture, stock options, preferred stock, and convertible notes. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share. The Class 1, 2, and 3 common shares presented below have been retroactively restated for all periods using the conversion ratio in connection with the Business Combination.

The following table presents the computation of basic and diluted net loss per share attributable to common stockholders, as a group, for the periods presented:

	Three Months Ended March 31,
	2022	2021
Net loss	$(19,376)	$(1,109)
Weighted average shares outstanding	37,525	30,904
Basic and diluted net loss per share	$(0.52)	$(0.04)
The Company had four classes of common stock outstanding during a portion of the three months ended March 31, 2022, with the Class 1, 2, and 3 shares outstanding during the period from January 1, 2022 through February 3, 2022, while common stock was outstanding from February 4, 2022 through March 31, 2022. During the three months ended March 31, 2021, only the Class 1, 2, and 3 stock was outstanding. Following are the calculations of basic and diluted net loss per share for each class of common stock:

	Three Months Ended March 31, 2022
	Class 1	Class 2	Class 3	Common
Net loss	$(2,748)	$(4,030)	$(585)	$(12,013)
Weighted average shares outstanding	3,543	5,196	754	35,206
Basic and diluted net loss per share	$(0.78)	$(0.78)	$(0.78)	$(0.34)

	Three Months Ended March 31, 2021
	Class 1	Class 2	Class 3
Net loss	$(420)	$(616)	$(73)
Weighted average shares outstanding	9,379	13,755	1,629
Basic and diluted net loss per share	$(0.04)	$(0.04)	$(0.04)
The following shares of common stock subject to instruments that are either non-participating
or subject to forfeiture were excluded from the computation of diluted net income per share attributable to common stockholders for the periods presented as their effect would have been antidilutive (with figures recast using the conversion ratio for the Business Combination, as applicable):

	Three Months Ended March 31,
	2022	2021
Shares subject to outstanding common stock options	3,681	1,827
Shares subject to convertible promissory notes	2,400	—
Shares subject to shareholder earn-out rights	5,429	—
Shares subject to Public Warrants	6,501	—
Shares subject to Private Warrants	3,950	—
Escrow Shares (see Note 12)	1,625	—
Series A preferred stock	—	6,140

	23,586	7,967

See Note 11 for additional information regarding convertible promissory notes. See Note 12 for additional information regarding the terms of the preferred stock. See Note 14 for additional information regarding stock options.

NOTE 17 — Net Loss Per Share
Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class
method required for participating securities. The Company considers its preferred stock to be participating securities. Net loss is attributed to common stockholders and participating securities based on their participation rights. Net loss is not attributed to the preferred stock as the holders of the preferred stock do not have a contractual obligation to share in any losses.
Under the
two-class
method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.
Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options, preferred stock, and convertible notes. As the Company has reported losses for all periods presented, all potentially dilutive securities are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.
The following table presents the computation of basic and diluted net loss per share attributable to common stockholders, as a group, for the periods presented:

	Years Ended December 31,
	2021	2020
Net loss (numerator)	$(12,024)	$(9,964)

Weighted average shares outstanding (denominator)	75,791	76,431

Basic and diluted net loss per share	$(0.16)	$(0.13)

The Company had three classes of common stock outstanding during the periods presented. Following are the calculations of basic and diluted net loss per share for each class of common stock:

	Year Ended December 31, 2021
	Class 1	Class 2	Class 3
Net loss (numerator)	$(4,532)	$(6,646)	$(846)
Weighted average shares outstanding (denominator)	28,564	41,892	5,335

Basic and diluted net loss per share	$(0.16)	$(0.16)	$(0.16)

	Year Ended December 31, 2020
	Class 1	Class 2	Class 3
Net loss (numerator)	$(3,725)	$(5,460)	$(779)

Weighted average shares outstanding (denominator)	28,570	41,886	5,975

Basic and diluted net loss per share	$(0.13)	$(0.13)	$(0.13)

The following shares of common stock subject to outstanding options, convertible notes, and convertible preferred stock were excluded from the computation of diluted net income per share attributable to common stockholders for the periods presented as their effect would have been antidilutive:

	Years Ended December 31,
	2021	2020
Shares subject to outstanding common stock options	11,729	6
Shares subject to convertible promissory notes	39,433	—
Series A preferred stock	18,702	18,702

	69,864	18,708

See Note 10 for additional information regarding convertible promissory notes. See Note 11 for additional information regarding the terms of the preferred stock. See Note 12 for additional information regarding stock options.